united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive, Suite 100 Laurel MD 20707

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 4/30/15

Item 1. Schedule of Investments.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2015
Shares		Value
	COMMON STOCKS - 99.8%
	ADVERTISING - 1.9%
947	Omnicom Group, Inc.	$ 71,745

	AEROSPACE & DEFENSE - 3.9%
377	Lockheed Martin Corp.	70,348
705	Raytheon Co.	73,320
		143,668
	AGRICULTURE - 6.1%
1,085	Lorillard, Inc.	75,798
879	Philip Morris International, Inc.	73,370
1,046	Reynolds American, Inc.	76,672
		225,840
	AIRLINES - 1.8%
1,041	Alaska Air Group, Inc.	66,686

	AUTO PARTS & EQUIPMENT - 2.3%
1,029	Delphi Automotive PLC	85,407

	BEVERAGES - 3.8%
914	Dr Pepper Snapple Group, Inc.	68,166
757	PepsiCo, Inc.	72,006
		140,172
	CHEMICALS - 4.1%
1,319	Celanese Corporation- Series A	87,529
231	CF Industries Holdings, Inc	66,406
		153,935
	COAL - 1.7%
1,798	Alliance Resource Partners	61,977

	COMMERCIAL SERVICES - 4.2%
1,092	Deluxe Corp.	70,707
4,167	Western Union Co.	84,507
		155,214
	COMPUTERS - 8.1%
603	Apple, Inc.	75,465
462	International Business Machines Corp.	79,136
1,449	Science Applications Intl Corp.	72,595
1,261	Seagate Technology PLC	74,046
		301,242
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
1,304	Discover Financial Services	75,593

	ELECTRIC - 1.7%
1,274	Wisconsin Energy Corp	62,579

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015
Shares		Value
	FOOD - 6.3%
2,016	Cal-Maine Foods, Inc.	$ 90,135
1,347	General Mills, Inc.	74,543
877	Ingredion, Inc.	69,634
		234,312
	HEALTHCARE - SERVICES - 8.5%
768	Aetna, Inc.	82,076
700	Chemed Corp.	80,675
5,257	Select Medical Holdings Corp.	76,489
667	UnitedHealth Group, Inc.	74,304
		313,544
	HOUSEHOLD PRODUCTS - 2.0%
658	Kimberly-Clark Corp.	72,176

	INSURANCE - 6.1%
1,397	AmTrust Financial Services	83,080
689	Travelers Cos, Inc.	69,665
3,054	Universal Insurance Holdings	73,357
		226,102
	MACHINERY - DIVERSIFIED - 2.0%
828	Deere & Co.	74,951

	MEDIA - 1.9%
3,070	Shaw Communications, Inc.	70,149

	MISCELLANEOUS MANUFACTURER - 1.8%
435	3M Co.	68,030

	OFFICE & BUSINESS EQUIPMENT - 1.8%
2,965	Pitney Bowes, Inc.	66,327

	OIL & GAS - 3.4%
9,284	Hugoton Royalty Trust	47,070
1,010	Phillips 66	80,103
		127,173
	PACKAGING & CONTAINERS - 2.2%
1,118	Ball Corp.	82,072

	PHARMACEUTICALS - 2.2%
721	USANA Health Sciences, Inc. *	82,007

	RETAIL - 7.9%
1,214	Brinker International, Inc.	67,219
1,716	Gap, Inc.	68,022
679	Home Depot, Inc.	72,639
1,189	Kohls Corp.	85,192
		293,072

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2015
Shares		Value
	SEMICONDUCTORS - 1.9%
2,150	Intel Corp.	$ 69,982

	SOFTWARE - 4.5%
1,758	Microsoft Corp.	85,509
649	Netease.com Inc - ADR	83,195
		168,704
	TELECOMMUNICATIONS - 4.0%
2,682	Cisco Systems, Inc.	77,322
2,075	TELUS Corp.	71,837
		149,159
	TRANSPORTATION - 1.7%
603	Union Pacific Corp.	64,057

	TOTAL COMMON STOCKS (Cost $3,736,372)	3,705,875

	TOTAL INVESTMENTS - 99.8% (Cost $3,736,372)(a)	$ 3,705,875
	OTHER ASSETS LESS LIABILITIES - 0.2%	9,382
	NET ASSETS - 100.0%	$ 3,715,257

(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $3,736,372 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 89,660
	Unrealized Depreciation:	(120,157)
	Net Unrealized Depreciation:	$ (30,497)

* Non-income producing security.
ADR - American Depositary Receipt
PLC - Public Limited Company

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.
The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of April 30, 2015 for the Fund’s assets and liabilities measured at fair value:
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,705,875	$ -	$ -	$ 3,705,875
Total	$ 3,705,875	$ -	$ -	$ 3,705,875
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for Industry classification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 6/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/President

Date 6/26/15

By (Signature and Title)

*/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 6/26/15